Consolidated Statement of Profit or Loss and Other Comprehensive Income - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenue
Insurance revenue	S/ 1,052,958	S/ 914,182	S/ 716,064
Healthcare services revenue	3,012,454	2,695,860	1,514,639
Sales of medicines	320,700	265,865	220,905
Total revenue from contracts with customers	4,386,112	3,875,907	2,451,608
Cost of sales and services	(2,660,819)	(2,440,561)	(1,571,904)
Gross profit	1,725,293	1,435,346	879,704
Selling expense	(197,475)	(193,943)	(169,803)
Administrative expenses	(788,677)	(704,565)	(477,524)
(Loss) reversal for impairment of trade receivables	(40,855)	(5,684)	1,580
Other expenses	(2,112)	(20,927)	(1,028)
Other income	87,586	50,113	21,658
Operating profit	783,760	560,340	254,587
Finance income	24,810	17,126	6,910
Finance income from exchange difference		75,852
Finance costs	(591,884)	(783,782)	(254,930)
Finance costs from exchange difference	(41,709)		(57,771)
Net finance cost	(608,783)	(690,804)	(305,791)
Share of profit of equity-accounted investees	8,800	6,290	3,757
Income (loss) before tax	183,777	(124,174)	(47,447)
Income tax expense	(59,819)	(90,170)	(29,383)
Income (loss) attributable to	123,958	(214,344)	(76,830)
Other comprehensive income
Cash flow hedges	3,768	13,762	10,154
Foreign operations – Foreign currency translation differences	(409,746)	390,180	(217,832)
Remeasurements of defined benefit liability	1,523	(2,202)	(437)
Change in fair value of put liability		40,430	(9,666)
Other investments at FVOCI – net change in fair value	1,072	188
Equity-accounted investees – share of OCI	0	(42)	(77)
Income tax	(1,744)	(4,305)	(2,996)
Other comprehensive income (loss) for the year, net of tax	(405,127)	438,011	(220,854)
Total comprehensive income (loss) for the year	(281,169)	223,667	(297,684)
Owner of the Company	110,271	(253,921)	(85,606)
Non-controlling interest	13,687	39,577	8,776
Income (loss) attributable to	123,958	(214,344)	(76,830)
Owner of the Company	(276,855)	84,292	(264,389)
Non-controlling interest	S/ (4,314)	S/ 139,375	S/ (33,295)
Earnings per share
Basic earnings per share	S/ 1.64	S/ (5.78)	S/ (1.95)
Diluted earnings per share	S/ 1.63	S/ (5.78)	S/ (1.95)